N-4	Oct. 18, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Oct. 18, 2024
Amendment Flag	false
Soloist
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The Board of Trustees of Fidelity Advisor Balanced Fund: Class M approved the merger of Fidelity Advisor Balanced Fund: Class M (the "Target Fund") into the Fidelity Balanced Fund: Fidelity Advisor Balanced Fund: Class M (the "Acquiring Fund"). The merger will be effective on or about October 25, 2024 (the "Effective Date").As of the Effective Date, the following changes apply to the contract:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Allocation	Fidelity Advisor® Balanced Fund: Class M Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	1.02%	20.97%	11.70%	8.40%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Allocation	Fidelity Advisor® Balanced Fund: Class M Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	1.02%	20.97%	11.70%	8.40%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Soloist | FidelityBalancedFundFidelityAdvisorBalancedFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Advisor® Balanced Fund: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	8.40%